Accounts and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Accounts and Other Receivables	Accounts and Other Receivables
(1)Accounts and other receivables as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Accounts receivable
Non-related party	₩	69,867	₩	74,702
Related party	1,972		2,874
Less : Loss allowance	(626)		(319)
Accounts receivables, net	₩	71,213	₩	77,257

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Other receivables
Non-related party	₩	3,642	₩	145
Related party	—		—
Less: Loss allowance	(5)		(5)
Other receivables, net	₩	3,637	₩	140
(2)Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Accounts receivable
Beginning balance	₩ 319	₩ 689	₩ 579
Bad debt expenses	1,402	701	933
Reversal of allowance for doubtful accounts	—	—	(132)
Write-off	(1,095)	(1,071)	(691)
Ending balance	₩ 626	₩ 319	₩ 689

	2023	2022	2021
	(In millions of Korean won)
Other receivables
Beginning balance	₩ 5	₩ 5	₩ 5
Bad debt expenses	—	—	—
Reversal of allowance for doubtful accounts	—	—	—
Write-off	—	—	—
Ending balance	₩ 5	₩ 5	₩ 5
(3)Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2023 and 2022 are as follows:
① Accounts receivables

As of December 31, 2023	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.6%	₩ 71,334	₩ 438
More than 90 days ~ Less than 180 days	3.2%	315	10
More than 180 days ~ Less than 270 days	57.4%	27	16
More than 270 days ~ Less than 1 year	87.3%	5	4
More than 1 year	100.0%	158	158
Total		₩ 71,839	₩ 626

As of December 31, 2022	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 77,073	₩ 85
More than 90 days ~ Less than 180 days	18.2%	318	58
More than 180 days ~ Less than 270 days	46.6%	4	2
More than 270 days ~ Less than 1 year	82.3%	40	33
More than 1 year	100.0%	141	141
Total		₩ 77,576	₩ 319
② Other receivables

As of December 31, 2023	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 3,637	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 3,642	₩ 5

As of December 31, 2022	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 140	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 145	₩ 5
In assessing the recoverability of accounts receivable, the Group considers changes in the credit rating of accounts and other receivables from the commencement of the credit to the end of the reporting period.
The Group applies the simplified approach for account and other receivables to measure the loss allowance at an amount equal to lifetime expected credit losses. To measure the expected credit losses, account and other receivables are grouped based on credit risk characteristics and the duration of past due balances. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls. The Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes the Group’s historical experience and informed credit assessment that includes forward-looking information.